Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 30,972	$ 28,577
Cash equivalents	215,279	72,214
Cash and cash equivalents	246,251	100,791	$ 78,420	$ 165,955
Proceeds from sale portion of other financial assets	$ 19,600	$ 38,000